OTHER LONG-TERM LIABILITIES - Disclosure of detailed information about carrying value of other liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Aug. 31, 2022
Disclosure Of Other Liabilities [Abstract]
Contingent share consideration	$ 0	$ 2,913
Lease liabilities	3,551	2,206
Total other liabilities	$ 3,551	$ 5,119